Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Provision for Income Taxes

The components of the provision for income taxes are as follows for the years ended December 31, 2018 and 2019:

	Year Ended December 31,
	2018	2019
	(in thousands)
Current:
Federal	$—	$—
State and local	229	168

Total current tax expense	$229	$168

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the provision for income taxes at the statutory rate to the amount reflected in the consolidated statements of operations is as follows:

	Year Ended December 31,
	2018	2019
	(in thousands)
Income taxes at statutory rate	$(17,839)	$(29,990)
State income taxes, net of federal benefit	180	125
Permanent differences	229	772
Change in valuation allowance	17,756	30,051
Other	(97)	(790)

Provision for income taxes	$229	$168

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2018	2019
	(in thousands)
Deferred income tax assets:
Net operating loss carryforwards	$41,510	$66,879
Inventory reserves	3,899	5,911
Stock-based compensation	719	840
Accrued Expense	—	867
Depreciation	—	114
Other	98	596

Total deferred tax assets	46,226	75,207
Less: valuation allowance	(44,906)	(74,959)

Net deferred tax assets	1,320	248
Deferred tax liabilities:
Intangible amortization	(866)	(248)
Depreciation	(454)	—

Net deferred tax liabilities	(1,320)	(248)

Net deferred income taxes	$—	$—